                              ING SERIES FUND, INC.
                               ING Technology Fund
                           ING Growth and Income Fund

                         Supplement Dated March 8, 2004
                         to the ING Technology Fund and
                           ING Growth and Income Fund
                         Classes A, B, and C Prospectus
                            Dated September 30, 2003

On December 17, 2003, the Board of Directors of ING Series Fund, Inc. recommended that special meetings of shareholders be held during the first quarter of 2004 to seek approval of: (1) a change in sub-adviser of ING Growth and Income Fund ("Growth and Income Fund") from Aeltus Investment Management, Inc. to Wellington Management Company LLP ("Wellington Management"); and (2) a change in sub-adviser of ING Technology Fund ("Technology Fund") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock"). These meetings were scheduled to take place February 26, 2004 and March 23, 2004, respectively. On January 2, 2004, BlackRock began serving as Technology Fund's sub-adviser under an interim sub-advisory agreement that will remain in effect pending the approval of a new sub-advisory agreement with BlackRock. On February 26, 2004, the shareholders of Growth and Income Fund approved engaging Wellington Management as the sub-adviser to the Fund, and it will begin serving as Growth and Income Fund's sub-adviser on March 1, 2004.

In connection with the change in sub-adviser to Technology Fund, effective February 17, 2004: (1) the name of the Fund is changed to ING Global Science and Technology Fund; (2) the Fund's non-fundamental investment strategies and policies are modified so that the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors; and (3) the comparative index for the Fund was changed from Goldman Sachs Technology Industry Composite Index to the Standard & Poor's 500 Composite Stock Price Index and the Pacific Stock Exchange Technology Index was added as a comparative index.

In connection with the change in sub-adviser to Growth and Income Fund, effective March 1, 2004: (1) the name of the Fund is changed to ING Equity Income Fund; (2) the Fund's non-fundamental investment strategies and policies are modified so that the Fund will invest primarily in large dividend-paying companies with market capitalizations over $2 billion, with the intent of concentrating more on the Fund's income component; and (3) the comparative index for the Fund was changed from the Standard & Poor's 500 Composite Stock Price Index to the Russell 1000 Value Index and the Russell 1000 Index was added as a comparative index.

Modifications to the Prospectus to reflect these changes are set out below.

Effective February 17, 2004, the following changes are made to the Prospectus disclosure for ING Technology Fund:

(1) The third subsection of the section entitled "Funds At a Glance" on page 2 of the Prospectus is amended to change the reference to ING Technology Fund as follows:

         ING Global Science and Technology Fund
         Adviser: ING Investments, LLC
         Sub-Adviser: BlackRock Advisors, Inc.

         Long-term capital appreciation

(2) The third subsection of the section entitled "Funds At a Glance" on page 3 of the Prospectus is amended to change the reference to ING Technology Fund as follows:

         Equity securities of companies in the science and technology sectors.

         Price volatility and other risks that accompany an investment in equity securities and maintaining a diversified portfolio focusing on companies engaged in the science and technology sectors.

(3) The section entitled "ING Technology Fund - Investment Strategy" and the section entitled "Risks" on page 8 of the Prospectus are deleted and replaced with the following:

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

ADVISER
ING INVESTMENTS, LLC
SUB-ADVISER
BLACKROCK ADVISORS, INC.

OBJECTIVE

Seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The Fund management team will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The Fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the Fund's portfolio holding include:

         -        Application Software

         -        IT Consulting & Services

         -        Internet Software and Services

         -        Networking Equipment

         -        Telecom Equipment

         -        Computer Hardware

         -        Computer Storage & Peripherals

         -        Electronic Equipment and Instruments

         -        Semiconductor Equipment

         -        Semiconductors

         -        Aerospace & Defense

         -        Electrical Components & Equipment

         -        Biotechnology

         -        Pharmaceuticals

         -        Healthcare Equipment & Supplies

         -        Healthcare Distribution & Services

         -        Healthcare Facilities

         -        Industrial Gases

         -        Specialty Chemicals

         -        Advanced Materials

         -        Integrated Telecom Services

         -        Alternative Carriers

         -        Wireless Telecommunication Services

The Fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions. The Fund may invest excess cash in short-term U.S. Government securities, and also may invest in corporate debt securities and derivative instruments.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.

SMALL-/MID SIZED COMPANIES -- the Fund's investments in small and mid-sized companies may be more susceptible to price swings than larger companies because they nave fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RISKS OF CONCENTRATION -- the Fund's investments are concentrated in the science and technology sectors. The Fund therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.

SCIENCE AND TECHNOLOGY -- the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors. In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to the changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries and economic and political climates tend to be less stable. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. The Fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the Fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

(4) The section entitled "Year by Year Total Returns" and the section entitled Average Annual Total Returns" on page 9 of the Prospectus are deleted and replaced with the following:

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                                   [BAR CHART]

2001     -24.92
2002     -42.64
2003      46.74

(1) These figures are for the year ended December 31 of each year. The figure does not reflect sales charges and would be lower if it did.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Effective January 2, 2004, BlackRock Advisors, Inc. serves as Sub-Adviser to the Fund. Prior to January 2, 2004, AIC Asset Management, LLC served as the Sub-Adviser to the Fund.

            Best and worst quarterly performance during this period:
                            4th quarter 2001: 39.14%
                            3rd quarter 2001: -34.86%

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Pacific Stock Exchange Technology Index (PSE Technology Index), and the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                                 5 YEARS               10 YEARS
                                                                          1 YEAR         (OR LIFE OF CLASS)(1)    (OR LIFE OF CLASS)
Class A Return Before Taxes (2)                                 %          38.31                -23.33                   N/A
Class A Return After Taxes on Distribution (2)                  %          38.27                -23.31                   N/A
Class A Return After Taxes on Distributions and Sale of
Fund Shares (2)                                                 %          24.87                -18.46                   N/A
Class B Return Before Taxes (3)                                 %          40.88                -23.34                   N/A
Class C Return Before Taxes (4)                                 %          44.67                -22.83                   N/A
S&P 500 Index (reflects no deduction for fees and
expenses) (5)                                                   %          28.71                 -3.83(8)                N/A
PSE Technology Index (reflects no deduction for fees and
expenses) (6)                                                   %          52.62                -12.38(8)                N/A
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes) (7)         %          54.18                -22.87(8)                N/A

        (1) Class A, Class B and Class C shares commenced operations on March 1, 2000.

        (2) Reflects deduction of sales charge of 5.75%.

        (3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

        (4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

        (5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets, which more closely tracks the types of securities in which the Fund invests than the Goldman Sachs Technology Industry Composite Index.

        (6) The PSE Technology Index is an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. This Index is included as an additional comparison for Fund performance.

        (7) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

        (8) The S&P 500 Index, PSE Technology Index and Goldman Sachs Technology Industry Composite Index returns are for the period beginning March 1, 2000.

(5) The section entitled "Management of the Fund - Adviser" on page 41 of the Prospectus is amended to include the following after the first paragraph:

ING Investments acts as a "manager-of-managers" for the ING Equity Income Fund and ING Global Science and Technology Fund (pending shareholder approval). ING Investments delegates to the Sub-Advisers of the Funds the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Equity Income Fund and ING Investments have received shareholder approval to permit ING Investments, with the approval of the Funds' Board, to replace non-affiliated Sub-Advisers as well as change the material terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Funds' shareholders. The Funds will notify shareholders of any change in the identity of a Sub-Adviser of the Funds. In this event, the names of the Funds and their investment strategies may also change.

(6) The section entitled "Management of the Funds - Sub-Adviser - ING Technology Fund" on page 42 of the Prospectus is deleted and replaced with the following:

ING GLOBAL SCIENCE AND TECHNOLOGY FUND
BLACKROCK ADVISORS, INC.

BlackRock Advisors, Inc. ("BlackRock") 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to the Fund. Subject to the supervision of the Board and ING, BlackRock manages the Fund's assets in accordance with the Fund's investment objective, policies, and limitations. BlackRock makes investment decisions for the Fund as to those assets and places order to purchase and sell securities and other investments for the Fund. As of December 31, 2003, BlackRock Advisors had over $309 billion of assets under management, of which $16 billion was in equity securities.

The Fund is managed by Thomas P. Callan and Daniel M. Rea.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunites portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

ING GROWTH AND INCOME FUND

Effective March 1, 2004, the following changes are made to the Prospectus disclosure for ING Growth and Income Fund:

(1) The ninth subsection of the section entitled "Funds At a Glance" on page 2 of the Prospectus is amended to change the reference to ING Growth and Income Fund as follows:

         ING Equity Income Fund
         Adviser: ING Investments, LLC
         Sub-Adviser: Wellington Management Company, LLP

         Long-term growth of capital and income

(2) The ninth subsection of the section entitled "Funds At a Glance" on page 3 of the Prospectus is amended to change the reference to ING Growth and Income Fund as follows:

         Equity securities of large U.S. companies believed to offer above-average growth potential.

         Price volatility and other risks that accompany an investment in equity securities and dividend-paying companies.

(3) The section entitled "ING Growth and Income Fund - Investment Strategy" and the section entitled "Risks" on page 20 of the Prospectus are deleted and replaced with the following:

ING EQUITY INCOME FUND

ADVISER
ING INVESTMENTS, LLC
SUB-ADVISER
WELLINGTON MANAGEMENT COMPANY, LLP

OBJECTIVE

Seeks long-term growth of capital and income.

INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest in the companies that the Sub-Adviser believes to be financially sound but currently out of favor, provide the potential for above-average total returns, and sell at below-average P/E multiples. The Fund will invest primarily in large dividend paying companies with market capitalizations over $2 billion. Within this context, the Fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. The Fund will be invested primarily in common stock but may also invest in convertible securities, rights, warrants and exchange traded index funds. The Fund may invest up to 20% of its total assets in securities of foreign issuers including non-dollar denominated securities. The Sub-Adviser will use a contrarian approach and will seek stocks that offer above average dividend yields, below average valuations and the potential of dividend increases in the future. The Sub-Adviser uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. At the time of investment, every equity security in which the Fund invests will generally pay a dividend or be expected to pay a dividend within twelve months. Portfolio construction is driven primarily by security selection. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY--the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Stocks of medium- sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

MARKET TRENDS--from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

VALUE MANAGEMENT--following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

CONVERTIBLE SECURITIES--the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

SECURITIES LENDING--there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

FOREIGN INVESTING RISK--some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce currency risk may not perform as expected.

EXCHANGE TRADED INDEX FUNDS--ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETF's underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

(4) Effective March 1, 2004, the section entitled "Year by Year Total Returns" and the section entitled "Average Annual Total Returns" on page 21 of the Prospectus are deleted and replaced with the following:

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                                   [BAR CHART]

1995    30.75
1996    26.79
1997    30.57
1998    14.58
1999    17.62
2000   -11.65
2001   -18.81
2002    -25.5
2003    25.47

(1) These figures are for the year ended December 31 of each year. The figure does not reflect sales charges and would be lower if it did.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Effective March 1, 2004, Wellington Management Company, LLP serves as Sub-Adviser to the Fund. Prior to March 1, 2004, Aeltus Investment Management, Inc. served as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 19.30%
                            3rd quarter 2002: -16.37%

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Value Index, the Russell 1000 Index and the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                                5 YEARS            10 YEARS
                                                                          1 YEAR         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes (2)                                 %          18.26               -5.77                  6.69
Class A Return After Taxes on Distribution (2)                  %          18.15               -7.21                  4.11
Class A Return After Taxes on Distributions and Sale of
Fund Shares (2)                                                 %          11.86               -5.33                  4.67
Class B Return Before Taxes (3)                                 %          19.59               -5.69(1)               N/A
Class C Return Before Taxes (4)                                 %          23.39               -5.36(1)              -4.56
Russell 1000 Value Index (5)                                    %          30.03                3.56                 12.61(8)
Russell 1000 Index  (6)                                         %          29.89               -0.13                 11.75(9)
S&P 500 Index (reflects no deduction for fees, expenses or
taxes) (7)                                                      %          28.71               -0.57                 11.85(10)

        (1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively.

        (2) Reflects deduction of sales charge of 5.75%.

        (3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

        (4) Reflects deduction of deferred sales charge of 1.00% for the 1-year return.

        (5) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Fund invests than the S&P 500 Index.

        (6) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. This Index is included as an additional comparison for Fund performance.

        (7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

        (8) Index return for Class A is for the period beginning April 1, 1994. Index return for Class B is 3.82% for the period beginning March 1, 1999. Index return for Class C is 3.99% for the period beginning
         June 1, 1998.

        (9) Index return for Class A is for the period beginning April 1, 1994. Index return for Class B is -0.20% for the period beginning March 1, 1999. Index return for Class C is 2.15% for the period beginning
         June 1, 1998.

        (10) Index return for Class A is for the period beginning April 1, 1994. Index return for Class B is - 0.77% for the period beginning March 1, 1999. Index return for Class C is 1.82% for the period beginning
         June 1, 1998.

(5) The section entitled "Management of the Funds - Sub-Adviser - ING Growth and Income Fund" on page 42 of the Prospectus is deleted and replaced with the following:

ING EQUITY INCOME FUND

Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to ING Equity Income Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides service to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had over $393 billion in assets under management.

The Fund is managed by Karen H. Grimes, CFA and Vice President of Wellington Management. Ms. Grimes is a member of an investment team that specializes in value oriented investing. She joined Wellington Management in 1995 and has been an investment professional since 1983.

This supplement supercedes the supplement dated February 27, 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                               ING Technology Fund
                           ING Growth and Income Fund

                         Supplement Dated March 8, 2004
                         to the ING Technology Fund and
                           ING Growth and Income Fund
                               Class I Prospectus
                            Dated September 30, 2003

On December 17, 2003, the Board of Directors of ING Series Fund, Inc. recommended that special meetings of shareholders be held during the first quarter of 2004 to seek approval of: (1) a change in sub-adviser of ING Growth and Income Fund ("Growth and Income Fund") from Aeltus Investment Management, Inc. to Wellington Management Company LLP ("Wellington Management"); and (2) a change in sub-adviser of ING Technology Fund ("Technology Fund") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock"). These meetings were scheduled to take place February 26, 2004 and March 23, 2004, respectively. On January 2, 2004, BlackRock began serving as Technology Fund's sub-adviser under an interim sub-advisory agreement that will remain in effect pending the approval of a new sub-advisory agreement with BlackRock. On February 26, 2004, the shareholders of Growth and Income Fund approved engaging Wellington Management as the sub-adviser to the Fund, and it will begin serving as the Fund's sub-adviser on March 1, 2004.

In connection with the change in sub-adviser to Technology Fund, effective February 17, 2004: (1) the name of the Fund is changed to ING Global Science and Technology Fund; (2) the Fund's non-fundamental investment strategies and policies are modified so that the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors; and (3) the comparative index for the Fund was changed from Goldman Sachs Technology Industry Composite Index to the Standard & Poor's 500 Composite Stock Price Index and the Pacific Stock Exchange Technology Index was added as a comparative index.

In connection with the change in sub-adviser to Growth and Income Fund, effective March 1, 2004: (1) the name of the Fund is changed to ING Equity Income Fund; (2) the Fund's non-fundamental investment strategies and policies are modified so that the Fund will invest primarily in large dividend-paying companies with market capitalizations over $2 billion, with the intent of concentrating more on the Fund's income component; and (3) the comparative index for the Fund was changed from the Standard & Poor's 500 Composite Stock Price Index to the Russell 1000 Value Index and the Russell 1000 Index was added as a comparative index.

Modifications to the Prospectus to reflect these changes are set out below.

ING TECHNOLOGY FUND

Effective February 17, 2004, the following changes are made to the Prospectus disclosure for ING Technology Fund:

(1) The third subsection of the section entitled "Funds At a Glance" on page 2 of the Prospectus is amended to change the reference to ING Technology Fund as follows:

         ING Global Science and Technology Fund
         Adviser: ING Investments, LLC
         Sub-Adviser: BlackRock Advisors, Inc.

         Long-term capital appreciation

(2) The third subsection of the section entitled "Funds At a Glance" on page 3 of the Prospectus is amended to change the reference to ING Technology Fund as follows:

         Equity securities of companies in the science and technology sectors.

         Price volatility and other risks that accompany an investment in equity securities and maintaining a diversified portfolio focusing on companies engaged in the science and technology sectors.

(3) The section entitled "Risks" on page 8 of the Prospectus is deleted and replaced with the following:

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

ADVISER
ING INVESTMENTS, LLC
SUB-ADVISER
BLACKROCK ADVISORS, INC.

OBJECTIVE

Seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The Fund management team will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The Fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the Fund's portfolio holding include:

         -        Application Software

         -        IT Consulting & Services

         -        Internet Software and Services

         -        Networking Equipment

         -        Telecom Equipment

         -        Computer Hardware

         -        Computer Storage & Peripherals

         -        Electronic Equipment and Instruments

         -        Semiconductor Equipment

         -        Semiconductors

         -        Aerospace & Defense

         -        Electrical Components & Equipment

         -        Biotechnology

         -        Pharmaceuticals

         -        Healthcare Equipment & Supplies

         -        Healthcare Distribution & Services

         -        Healthcare Facilities

         -        Industrial Gases

         -        Specialty Chemicals

         -        Advanced Materials

         -        Integrated Telecom Services

         -        Alternative Carriers

         -        Wireless Telecommunication Services

The Fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. Government securities, and also may invest in corporate debt securities and derivative instruments.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.

SMALL-/MID SIZED COMPANIES -- the Fund's investments in small and mid-sized companies may be more susceptible to price swings than larger companies because they nave fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RISKS OF CONCENTRATION -- the Fund's investments are concentrated in the science and technology sectors. The Fund therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.

SCIENCE AND TECHNOLOGY -- the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors. In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to the changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries and economic and political climates tend to be less stable. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. The Fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the Fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

(4) The section entitled "Year by Year Total Returns" and the section entitled "Average Annual Total Returns" on page 9 of the Prospectus are deleted and replaced with the following:

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                                   [BAR CHART]

2001    -24.92
2002    -42.64
2003     47.15

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Effective January 2, 2004, BlackRock Advisors, Inc. serves as Sub-Adviser to the Fund. Prior to January 2, 2004, AIC Asset Management, LLC served as the Sub-Adviser to the Fund.

            Best and worst quarterly performance during this period:
                            4th quarter 2001: 39.63%
                            3rd quarter 2001: -34.92%

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Pacific Stock Exchange Technology Index (PSE Technology Index), and the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I only. After-tax returns for other Classes will vary.

                                                                                                 5 YEARS              10 YEARS
                                                                          1 YEAR         (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %          47.15               -21.93                    N/A
Class I Return After Taxes on Distribution                      %          47.15               -21.90                    N/A
Class I Return After Taxes on Distributions and Sale of
Fund Shares                                                     %          30.65               -17.45                    N/A
S&P 500 Index (reflects no deduction for fees and
expenses) (2)                                                   %          28.71                -3.83(5)                 N/A
PSE Technology Index (reflects no deduction for fees and        %          52.62               -12.38(5)                 N/A
expenses) (3)
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes) (4)         %          54.18               -22.87(5)                 N/A

        (1) Class I commenced operations on March 1, 2000.

        (2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets, which more closely tracks the types of securities in which the Fund invests than the Goldman Sachs Technology Industry Composite Index.

        (3) The PSE Technology Index is an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. This Index is included as an additional comparison for Fund performance.

        (4) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

        (5) The S&P 500 Index, PSE Technology Index and Goldman Sachs Technology Industry Composite Index returns are for the period beginning March
         1, 2000.

(5) The section entitled "Management of the Fund - Adviser" on page 41 of the Prospectus is amended to include the following after the first paragraph:

ING Investments acts as a "manager-of-managers" for the ING Equity Income Fund and ING Global Science and Technology Fund (pending shareholder approval). ING Investments delegates to the Sub-Advisers of the Funds the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Equity Income Fund and ING Investments have received shareholder approval to permit ING Investments, with the approval of the Funds' Board, to replace non-affiliated Sub-Advisers as well as change the material terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Funds' shareholders. The Funds will notify shareholders of any change in the identity of a Sub-Adviser of the Funds. In this event, the names of the Funds and their investment strategies may also change.

(6) The section entitled "Management of the Funds - Sub-Adviser - ING Technology Fund" on page 42 of the Prospectus is deleted and replaced with the following:

ING GLOBAL SCIENCE AND TECHNOLOGY FUND
BLACKROCK ADVISORS, INC.

BlackRock Advisors, Inc. ("BlackRock") 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to the Fund. Subject to the supervision of the Board and ING, BlackRock manages the Fund's assets in accordance with the Fund's investment objective, policies, and limitations. BlackRock makes investment decisions for the Fund as to those assets and places order to purchase and sell securities and other investments for the Fund. As of December 31, 2003, BlackRock Advisors had over $309 billion of assets under management, of which $16 billion was in equity securities.

The Fund is managed by Thomas P. Callan and Daniel M. Rea.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunites portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

ING GROWTH AND INCOME FUND

Effective March 1, 2004, the following changes are made to the Prospectus disclosure for ING Growth and Income Fund:

(1) The ninth subsection of the section entitled "Funds At a Glance" on page 2 of the Prospectus is amended to change the reference to ING Growth and Income Fund as follows:

         ING Equity Income Fund
         Adviser: ING Investments, LLC
         Sub-Adviser: Wellington Management Company, LLP

         Long-term growth of capital and income

(2) The ninth subsection of the section entitled "Funds At a Glance" on page 3 of the Prospectus is amended to change the reference to ING Growth and Income Fund as follows:

         Equity securities of large U.S. companies believed to offer above-average growth potential.

         Price volatility and other risks that accompany an investment in equity securities and dividend-paying companies.

(3) The section entitled "ING Growth and Income Fund - Investment Strategy" and the section entitled "Risks" on page 20 of the Prospectus are deleted and replaced with the following:

ING EQUITY INCOME FUND

ADVISER
ING INVESTMENTS, LLC
SUB-ADVISER
WELLINGTON MANAGEMENT COMPANY, LLP

OBJECTIVE

Seeks long-term growth of capital and income.

INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest in the companies that the Sub-Adviser believes to be financially sound but currently out of favor, provide the potential for above-average total returns, and sell at below-average P/E multiples. The Fund will invest primarily in large dividend paying companies with market capitalizations over $2 billion. Within this context, the Fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. The Fund will be invested primarily in common stock but may also invest in convertible securities, rights, warrants and exchange traded index funds. The Fund may invest up to 20% of its total assets in securities of foreign issuers including non- dollar denominated securities. The Sub-Adviser will use a contrarian approach and will seek stocks that offer above average dividend yields, below average valuations and the potential of dividend increases in the future.

The Sub-Adviser uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. At the time of investment, every equity security in which the Fund invests will generally pay a dividend or be expected to pay a dividend within twelve months. Portfolio construction is driven primarily by security selection.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY--the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Stocks of medium- sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

MARKET TRENDS--from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

VALUE MANAGEMENT--following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

CONVERTIBLE SECURITIES--the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

SECURITIES LENDING--there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

FOREIGN INVESTING RISK--some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce currency risk may not perform as expected.

EXCHANGE TRADED INDEX FUNDS--ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETF's underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

(4) The section entitled "Year by Year Total Returns" and the section entitled "Average Annual Total Returns" on page 21 of the Prospectus are deleted and replaced with the following:

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                                   [BAR CHART]

1994     -0.34
1995     31.49
1996     27.83
1997     31.51
1998     14.88
1999     17.87
2000    -11.4
2001    -18.66
2002    -25.29
2003     25.82

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Effective March 1, 2004, Wellington Management Company, LLP serves as Sub-Adviser to the Fund. Prior to March 1, 2004, Aeltus Investment Management, Inc. served as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 19.37%
                            3rd quarter 2002: -16.39%

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Value Index, the Russell 1000 Index and the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                               5 YEARS                 10 YEARS
                                                                          1 YEAR         (OR LIFE OF CLASS)       (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %          25.82                -4.40                    7.28
Class I Return After Taxes on Distribution                      %          25.74                -5.83                    5.38
Class I Return After Taxes on Distributions and Sale of         %          16.88                -4.16                    5.91
Fund Shares
Russell 1000 Value Index (1)                                    %          30.03                 3.56                   11.88
Russell 1000 Index  (2)                                         %          29.89                -0.13                   11.00
S&P 500 Index (reflects no deduction for fees, expenses or      %          28.71                -0.57                   11.10
taxes) (3)

        (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Fund invests than the S&P 500 Index.

        (2) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. This Index is included as an additional comparison for Fund performance.

        (3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The section entitled "Management of the Funds - Sub-Adviser - ING Growth and Income Fund" on page 42 of the Prospectus is deleted and replaced with the following:

ING EQUITY INCOME FUND

Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to ING Equity Income Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides service to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had over $393 billion in assets under management.

The Fund is managed by Karen H. Grimes, CFA and Vice President of Wellington Management. Ms. Grimes is a member of an investment team that specializes in value oriented investing. She joined Wellington Management in 1995 and has been an investment professional since 1983.

This supplement supercedes the supplement dated February 27, 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                               ING Technology Fund
                           ING Growth and Income Fund

                         Supplement Dated March 8, 2004
                         to the ING Technology Fund and
                           ING Growth and Income Fund
        Classes A, B, C and I Statement of Additional Information ("SAI")
                            Dated September 30, 2003

On December 17, 2003, the Board of Directors of ING Series Fund, Inc. recommended that special meetings of shareholders be held during the first quarter of 2004 to seek approval of: (1) a change in sub-adviser of ING Growth and Income Fund ("Growth and Income Fund") from Aeltus Investment Management, Inc. to Wellington Management Company LLP ("Wellington Management"); and (2) a change in sub-adviser of ING Technology Fund ("Technology Fund") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock"). These meetings were scheduled to take place February 26, 2004 and March 23, 2004, respectively. On January 2, 2004, BlackRock began serving as the Technology Fund's sub-adviser under an interim sub-advisory agreement that will remain in effect pending the approval of the proposed sub-advisory agreement with BlackRock. On February 26, 2004, the shareholders of Growth and Income Fund approved engaging Wellington Management as the sub-adviser to the Fund, and it will begin serving as the Fund's sub-adviser on March 1, 2004.

In connection with the change in sub-adviser to Technology Fund, effective February 17, 2004: (1) the name of the Fund is changed to ING Global Science and Technology Fund; and (2) the Fund's non-fundamental investment strategies and policies are modified so that the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors.

In connection with the change in sub-adviser to Growth and Income Fund, effective March 1, 2004: (1) the name of the Fund is changed to ING Equity Income Fund; and (2) the Fund's non-fundamental investment strategies and policies are modified so that the Fund will invest primarily in large dividend-paying companies with market capitalizations over $2 billion, with the intent of concentrating more on the Fund's income component.

Modifications to the SAI to reflect these changes are set out below. They are effective as of February 17, 2004 with respect to Technology Fund and March 1, 2004 with respect to Growth and Income Fund.

         (1) References to "ING Technology Fund" in the SAI are changed to "ING Global Science and Technology Fund."

         (2) References to "ING Growth and Income Fund" appearing in the SAI are changed to "ING Equity Income Fund."

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         (3)      Non-fundamental investment policies (2) and (5) in the section entitled "Additional Investment Restrictions and Policies on page 5 of the SAI are amended to read as follows:

                  (2) except for ING Global Science and Technology Fund and the Strategic Allocation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality of subdivision thereof);

                  (5) invest more than 15% (10% for ING Index Plus LargeCap, ING Index Plus MidCap and ING Index Plus SmallCap Funds) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to
                           Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investments adviser or the applicable sub-adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific and other factors; and

         (4) The third paragraph following the non-fundamental investment policies on page 6 of the SAI is amended to read as follows:

                           ING Global Science and Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and technology sectors. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         (5) Footnotes 1, 9 and 10 to the chart entitled "Investment Techniques and Risk Factors" on pages 8-11 of the SAI are amended to read as follows:

                           (1) Because the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund will not, except for the ING Strategic

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                           Allocation Funds and the ING Science and Technology
                           Fund, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).

                           (9) Each Fund, except the ING Strategic Allocation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the ING Strategic Allocation Funds are not subject to these restrictions. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). A Fund may purchase put options when ING Investments or the applicable Sub-Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

                           (10) A Fund will not invest more than 15% (10% for ING Index Plus LargeCap, ING Index Plus MidCap and ING Index Plus SmallCap Funds) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments or the applicable Sub-Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

         (6) The following is added after the first paragraph of the section entitled "Investment Advisory Agreements" on page 70 of the SAI:

                  The Funds and the Investment Adviser have received an exemptive order from the SEC that allows the Investment Adviser to enter into new investment sub-advisory agreements ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Funds' Board of Directors (the "Directors"), but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Directors (including a majority of disinterested Directors) of the Funds must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Investment Adviser remains responsible for providing general management services to each of the Funds, including overall supervisory responsibility for the general management and investment of each Funds' assets, and, subject to the review and approval of the Board, will among other things: (i) set each Fund's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Fund's assets; (iii) when appropriate, allocate and reallocate a Fund's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Fund's investment objectives, policies and restrictions. ING Equity Income Fund has received shareholder approval for ING Investments, LLC to act as "manager-of-managers" for the Fund.

         (7) The following is added prior to the 11th paragraph of the section entitled "Sub-Advisory Agreements" on page 77 of the
                  SAI:

                           Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Wellington Management Company, LLP ("Wellington Management"), Wellington Management serves as Sub-Adviser to ING Equity Income Fund. Wellington Management began serving as Sub-Adviser on March 1, 2004. Prior to March 1, 2004, Aeltus Investment Management, Inc. served as Sub-Adviser. In this capacity, Wellington Management, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Fund, manages the Fund's investment portfolio consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Founded in 1928, Wellington Management is one of America's oldest investment management firms. Wellington Management is a limited liability partnership organized in Massachusetts and owned entirely by its 78 partners, all of whom are active in the business. Wellington Management's address is 75 State Street, Boston, Massachusetts 02109. As of December 31, 2003 Wellington Management had assets under management of $393 billion.

         (8) The reference to Growth and Income Fund in the chart located in the 11th paragraph of the section entitled "Sub-Advisory Agreements" on pages 77-78 of the SAI is hereby deleted.

         (9) The 13th paragraph of the section entitled "Sub-Advisory Agreements" on page 79 of the SAI is deleted and replaced with the following:

                  As compensation to BlackRock and Wellington Management for their services, the Investment Adviser pays BlackRock and Wellington Management a monthly fee in arrears equal to the following as a percentage of the respective Fund's average daily net assets managed during the month:

FUND                                       SUB-ADVISORY FEE *                     ASSETS
----                                       ------------------                     ------
Equity Income                            Effective March 1, 2004
                                                  0.40%                    On first $100 million
                                                  0.30%                      Over $100 million
Global Science and Technology            January 2, 2004 through
                                             March 31, 2004
                                                  0.35%
                                         Effective April 1, 2004
                                                  0.50%**                  On first $200 million
                                                  0.45%**                  On next $300 million
                                                  0.40%**                    Over $500 million

                   *       As a percentage of average daily net assets.

                  ** For purposes of calculating fees under this Agreement, the assets of ING Global Science and Technology Fund shall be aggregated with the assets of ING VP Global Science and Technology Portfolio, a series of ING Variable Portfolios, Inc., a registered investment company that is not a party to the Sub-Advisory Agreement with the Fund. The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to these two series and their respective sub-adviser based on relative net assets.

                  Prior to March 1, 2004, ING Equity Income Fund paid Aeltus a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month: 0.315% on the first $250 million, 0.293% on the next $250 million, 0.281% on the next $250 million and 0.248% over $2 billion.

                  For the period April 26, 2003 to January 2, 2004, ING Global Science and Technology Fund paid AIC a monthly fee in arrears equal to 0.35% as a percentage of the Fund's average daily net assets. Prior to April 26, 2003, ING Global Science and Technology Fund paid AIC a monthly fee in arrears equal to 0.50% as a percentage of the Fund's average daily net assets. For the year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 ING Aeltus, as the former investment adviser to the Fund, paid AIC sub-advisory fees of $57,445 and $41,718, respectively for its services to ING Technology Fund. For the fiscal period ended May 31, 2002, ING Aeltus paid AIC sub-advisory fees of $42,073 for its services to ING Technology Fund. For the fiscal period ended May 31, 2003, ING paid AIC sub-advisory fees of $69,161for its services to ING Technology Fund.

         This supplement supercedes the supplement dated February 27, 2004.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE